Income taxes (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of financial reporting purposes, loss before income taxes	For financial reporting purposes, loss before income taxes includes the following components:
	Years ended September 30,
	2024	2023
Canadian	$(60,677)	$(14,861)
Foreign	-	-
Total	$(60,677)	$(14,861)

Schedule of expense (benefit) for income taxes

The expense (benefit) for income taxes consists of:

	Years ended September 30,
	2024	2023
Current:
Canadian	$71	$603
	71	603
Deferred and other:
Canadian	(1,313)	(336)
	(1,313)	(336)
Total tax expense (recovery)	$(1,242)	$267

Components of income tax expense (benefit) consist of:

	2024	2023
Current tax expense (benefit)	$71	$603
Deferred tax expense (benefit)	(1,313)	(336)
Total tax expense (benefit)	$(1,242)	$267

Schedule of reconciliation between effective tax rate (ETR) on loss before income taxes and statutory tax rate

Reconciliation between the effective tax rate (ETR) on loss before income taxes and the statutory tax rate is as follows:

	Years ended September 30,
	2024		2023
Income tax expense (benefit) at federal statutory rate (2024-26.5%, 2023-26.5%)	26.50%	(16,044)	26.50%	(3,938)
Non-deductible (non-taxable) expenses and stock-based compensation	-14.22%	8,611	-8.12%	1,206
Difference in statutory tax rates and other	-0.26%	160	-0.39%	59
Change in valuation allowance	-11.34%	6,866	-12.92%	1,921
Effect of prior year tax expense (benefit) adjusted in the current year	1.29%	(784)	-6.80%	1,011
Other	0.08%	(51)	-0.06%	8
Income tax expense (benefit)	2.05%	(1,242)	-1.80%	267

Schedule of components of the net deferred tax asset or deferred tax liability

The components of the Net Deferred Tax Asset or Deferred Tax Liability consist of the following:

	Years ended September 30,
	2024	2023
Property Plant Equipment and Intangible Assets	$601	$916
Reserves and Deferred Charges	718
Lease Liability	2,352	1,525
Others	550	553
Net Capital Losses	743	-
Net Operating Losses	9,641	3,898
Subtotal	14,605	6,892
Less: Valuation Allowance	(10,937)	(3,254)
Total net DTAs	$3,668	$3,638

Property Plant Equipment and Intangible Assets	(2,860)	(4,258)
Right of Use Asset	(2,309)	(1,699)
Total DTLs	$(5,169)	$(5,957)
Net DTA (DTL)	$(1,501)	$(2,318)

As presented in the balance sheet:	2024	2023
Deferred tax asset	$203	$27
Deferred tax liability	(1,704)	(2,345)
Total	$(1,501)	$(2,318)

Schedule of deferred tax asset valuation allowances

An analysis of our deferred tax asset valuation allowances is as follows:

	Years ended September 30,
	2024	2023
Balance at the beginning of the year	$3,254	$1,333
Additions	7,683	1,921
Balance at the end of the year	$10,937	$3,254